                           W&R TARGET FUNDS, INC.

                             6300 Lamar Avenue

                              P. O. Box 29217

                    Shawnee Mission, Kansas  66201-9217

                               913-236-2000
                               888-WADDELL
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                              July 24, 2003

                                 PROSPECTUS

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     W&R Target Funds, Inc. (Fund) is a management investment company, commonly known as a mutual fund. This Prospectus offers three separate
Portfolios of the Fund, each with a separate goal and investment policies.

International II Portfolio seeks long-term capital growth.

Micro Cap Growth Portfolio seeks long-term capital appreciation.

Small Cap Value Portfolio seeks long-term accumulation of capital.

    Portfolio shares are not sold to you directly but rather are available to you only through certain variable life insurance policies and variable annuity contracts (Policies) offered by Participating Insurance
Companies. This Prospectus contains concise information about the
Portfolios of which you should be aware before applying for a Policy. This
Prospectus should be read together with the Prospectus for the particular
Policy.

The Securities and Exchange Commission has not approved or disapproved the
Fund's securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

An Overview of the Portfolios

                          International II Portfolio

Goal

International II Portfolio seeks long-term capital growth.

Principal Strategy

International II Portfolio seeks to achieve its goal by investing primarily in equity securities of small, mid and large capitalization foreign companies and governmental agencies. The Portfolio primarily invests in common stock but may also invest in foreign investment-grade debt securities.

In selecting equity securities for the Portfolio, Templeton Investment
Counsel, LLC, the Portfolio's investment sub-advisor (Sub-Advisor), performs a company-by-company analysis, rather than focusing on a specific industry or economic sector. The Sub-Advisor concentrates on the market price of a company relative to its view regarding the company's long-term earnings potential. The Sub-Advisor typically also considers a company's historical value measures, including price/earnings ratios, profit margins and liquidation value.

Generally, in determining whether to sell a security, the Sub-Advisor uses the same type of analysis that it uses in buying securities. For example, the Sub-Advisor may sell a security if it determines that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, more attractive investment opportunities arise, or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of
International II Portfolio. These include:

* changes in foreign exchange rates, which may affect the value of the securities the Portfolio holds

* the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the
  Portfolio's holdings to fall as part of a broad market decline

* the Sub-Advisor's skill in evaluating and selecting securities for the
  Portfolio

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, due to certain international monetary or political conditions, the Portfolio's assets may be more volatile than other investment choices.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the
Portfolio is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

International II Portfolio is designed for investors seeking long-term capital growth by investing primarily in securities issued by foreign companies. You should consider whether the Portfolio fits your particular investment objectives.

Performance

International II Portfolio has not been in operation for a full calendar year; therefore, no performance information is provided in this section.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of International II Portfolio. The table and the example below do not reflect any fees and expenses imposed under the
Policies through which the Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.
There are no fees or charges to buy and sell shares of International II
Portfolio, reinvest dividends or exchange into other Portfolios of the
Fund.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets)

Management Fees                             0.85%

Distribution and Service                    0.25%
(12b-1) Fees

Other Expenses                              0.09%

Total Annual Portfolio                      1.19%
Operating Expenses

Example

This example is intended to help you compare the cost of
investing in the shares of International II Portfolio with the cost of investing in other portfolios. The example assumes that
(a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1 Year          3 Years
     $121            $378

                     Micro Cap Growth Portfolio
Goal

Micro Cap Growth Portfolio seeks long-term capital appreciation.

Principal Strategy

Micro Cap Growth Portfolio seeks to achieve its goal by investing primarily in equity securities of domestic companies whose market capitalizations are within the range of capitalizations of companies included in the Russell 2000 Growth Index (micro cap companies)
at the time of purchase. The Portfolio primarily invests in common stock but may also invest in preferred stock and securities convertible into equity securities.

In selecting equity securities for the Portfolio, Wall Street Associates, the Portfolio's investment sub-advisor (Sub-Advisor), seeks to invest in securities of companies that it believes show sustainable earnings growth potential and improving profitability.

Generally, in determining whether to sell a security, the Sub-Advisor uses the same type of analysis that it uses in buying securities. For example, the Sub-Advisor may sell a security if it determines that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, more attractive investment opportunities arise, or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Micro Cap
Growth Portfolio. These include:

* potentially greater price volatility of the equity securities of micro cap companies held by the Portfolio

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the
  Portfolio's holdings to fall as part of a broad market decline

* the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds

* the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries

* the impact of the Portfolio's investments in initial public offerings
  (IPOs)

* the Sub-Advisor's skill in evaluating and selecting securities for the
  Portfolio

Market risk for small-sized companies may be greater than that for medium or large companies due to, among other factors, such companies' small size, limited product lines, limited access to financing sources and limited management depth. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the
Portfolio is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Micro Cap Growth Portfolio is designed for investors seeking long-term capital appreciation from investment in faster-growing companies. You should consider whether the Portfolio fits your particular investment objectives.

Performance

Micro Cap Growth Portfolio has not been in operation for a full calendar year; therefore, no performance information is provided in this section.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Micro Cap Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the
Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of Micro Cap Growth
Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets)

Management Fees                             0.95%

Distribution and Service                    0.25%
(12b-1) Fees

Other Expenses                              0.14%

Total Annual Portfolio                      1.34%
Operating Expenses

Example

This example is intended to help you compare the cost of
investing in the shares of Micro Cap Growth Portfolio with the cost of investing in other portfolios. The example assumes that
(a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    1 Year           3 Years
    $136             $425

                       Small Cap Value Portfolio

Goal

Small Cap Value Portfolio seeks long-term accumulation of capital.

Principal Strategy

Small Cap Value Portfolio seeks to achieve its goal by investing primarily in various types of equity securities of domestic
companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper, Inc. Small Cap
Category (small cap companies). These equity securities will consist primarily of common stocks but may also include preferred stock and securities convertible into equity securities.

In selecting equity securities for the Portfolio, State Street Research &
Management Company, the Portfolio's investment sub-advisor (Sub-Advisor), searches for those companies that appear to be undervalued or trading below their true worth and examines such features as the company's financial condition, business prospects, competitive position and business strategy. The Sub-Advisor looks for companies that appear likely to come back into favor with investors, for reasons that may include, for example, good prospective earnings, strong management teams or new products or services.

The Portfolio will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below the
Sub-Advisor's expectations. The Sub-Advisor may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Small
Cap Value Portfolio. These include:

* potentially greater price volatility of the equity securities of small companies held by the Portfolio

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the
  Portfolio's holdings to fall as part of a broad market decline

* the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds

* the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries

* the impact of the Portfolio's investments in initial public offerings
  (IPOs)

* the Sub-Advisor's skill in evaluating and selecting securities for the
  Portfolio

Market risk for small-sized companies may be greater than that for medium or large companies due to, among other factors, such companies' small size, limited product lines, limited access to financing sources and limited management depth. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the
Portfolio is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Small Cap Value Portfolio is designed for investors seeking long-term accumulation of capital. You should consider whether the Portfolio fits your particular investment objectives.

Performance

Small Cap Value Portfolio has not been in operation for a full calendar year; therefore, no performance information is provided in this section.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Value Portfolio. The table and the example below do not reflect any fees and expenses imposed under the
Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.
There are no fees or charges to buy and sell shares of Small Cap Value
Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets)

Management Fees                              0.85%

Distribution and Service                     0.25%
(12b-1) Fees

Other Expenses                               0.17%

Total Annual Portfolio                       1.27%
Operating Expenses

Example

This example is intended to help you compare the cost of
investing in the shares of Small Cap Value Portfolio with
the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    1 Year          3 Years
    $129            $403

The Investment Principles of the Portfolios

Investment Goals, Principal Strategies and Other Investments

International II Portfolio

The goal of International II Portfolio is long-term capital growth. The
Portfolio seeks to achieve this goal by investing primarily in equity securities of small, mid and large capitalization foreign companies and governmental agencies. The Portfolio may invest in securities of companies or governments in developed foreign markets or in developing or emerging markets. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in issuers of at least three foreign countries.

Equity securities generally entitle the holder to participate in a company's general operating results and include common stock, preferred stock, warrants or rights to purchase such securities. Under normal market conditions, the Portfolio invests at least 80% of its net assets
(exclusive of collateral received in connection with securities lending)
in equity securities. There is no guarantee, however, that the Portfolio will achieve its goal.

In selecting equity securities for the Portfolio, the Sub-Advisor performs a company-by-company analysis, rather than focusing on a specific industry or economic sector. The Sub-Advisor concentrates primarily on the market price of a company's securities relative to its view regarding the company's long-term earnings potential. The Sub-Advisor typically also considers a company's historical value measures, including price/earnings ratios, profit margins and liquidation value.

When the Sub-Advisor believes that a temporary defensive position is desirable, it may invest up to all of the Portfolio's assets in debt securities including commercial paper or short-term U.S. Government securities and/or preferred stocks; it may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries; it may use forward currency contracts to hedge specific foreign currencies; and it may also invest up to all of the
Portfolio's assets in domestic securities. By taking a defensive position, the Portfolio may not achieve its investment objective.

Micro Cap Growth Portfolio

The goal of Micro Cap Growth Portfolio is to seek long-term capital appreciation. The Portfolio seeks to achieve this goal by investing primarily in various types of equity securities of micro cap companies.
The Portfolio may occasionally invest in equity securities of larger companies.

The Portfolio considers a company's capitalization at the time the
Portfolio acquires the company's equity securities. Equity securities of a company whose capitalization exceeds the range of the Russell 2000 Growth
Index after purchase will not be sold solely because of its increased capitalization. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in micro cap companies. There is no guarantee, however, that the Portfolio will achieve its goal.

In selecting equity securities for the Portfolio, the Sub-Advisor primarily looks to a company's potential for sustainable earnings growth and improving profitability. In selecting securities with earnings growth potential, the Sub-Advisor considers such factors as a company's competitive market position, quality of management, growth strategy, internal operating trends (such as profit margins, cash flows and earnings and revenue growth), overall financial condition, and ability to sustain current rate of growth. In seeking to achieve its investment objective, the
Portfolio may also invest in equity securities of companies that the Sub-
Advisor believes are temporarily undervalued or show promise of improved results due to new management, products, markets or other factors.

The Portfolio's investment in equity securities may include common stocks that are part of IPOs. In addition to common stocks, the Portfolio may invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

When the Sub-Advisor believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a defensive position, the Portfolio may not achieve its investment objective.

Small Cap Value Portfolio

The goal of Small Cap Value Portfolio is to seek long-term
accumulation of capital. The Portfolio seeks to achieve this goal by investing primarily in various types of equity securities of small cap companies. The Portfolio may occasionally invest in equity securities of mid and large cap companies, companies which fall outside the capitalization range of companies within the Lipper, Inc. Small Cap
Category.

The Portfolio considers a company's capitalization at the time the
Portfolio acquires the company's equity securities. Equity securities of a company whose capitalization exceeds the range of the Lipper, Inc. Small
Cap Category after purchase will not be sold solely because of its increased capitalization. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in small cap companies.
There is no guarantee, however, that the Portfolio will achieve its goal.

In selecting value stocks and other equity securities, the Sub-Advisor primarily looks to equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. Undervalued securities are securities that Sub-Advisor believes:
(a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control, or developed new products or services, that may improve their business prospects or competitive position. In assessing relative value, the Sub-Advisor will consider factors such as a company's ratio of market price to earnings, ratio of market price to book value, ratio of market price to assets, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, product pricing, quality of management and competitive market position. As a secondary focus, the Sub-Advisor may also consider an investment's potential to provide current income. In seeking to achieve its investment objectives, each Portfolio may also invest in equity securities of companies that the Sub-Advisor believes show potential for sustainable earnings growth above the average market growth rate.

The Portfolio's purchases of equity securities may include common stocks that are part of IPOs. In addition to common stocks, the Portfolio may also invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

When the Sub-Advisor believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a defensive position, the Portfolio may not achieve its investment objective.

Additional Investment Considerations

The goal and investment policies of each Portfolio may be changed by the
Board of Directors of the Fund without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Each Portfolio may also invest in other types of securities and use certain other instruments in seeking to achieve its goal. For example, a
Portfolio may invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

You will find more information in the Statement of Additional Information
(SAI) about each Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

Risk Considerations of Principal Strategies and Other Investments

Risks exist in any investment. Each Portfolio is subject to equity risk and other market risk, financial risk, sector risk, mid size company risk, and small cap company risk. The Portfolios are also subject to risks specific to their respective investment strategies that include, for
International II Portfolio particularly, large company risk, foreign securities risk, emerging market risk, and currency risk, and for Micro
Cap Growth Portfolio and Small Cap Value Portfolio particularly, IPO risk and micro cap company risk.

* Market risk is the possibility of a change in the price of the security because of market factors, including changes in interest rates. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. A Portfolio may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may experience greater price volatility than value stocks. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease.
  Because of market risk, the share price of each Portfolio will likely change as well.

* Financial risk is based on the financial situation of the issuer of the security. For an equity investment, a Portfolio's financial risk may depend, for example, on the earnings performance of the company issuing the stock. To the extent a Portfolio invests in debt securities, the Portfolio's financial risk depends on the credit quality of the securities in which it invests.

* Sector risk is the possibility that securities of companies in specific industries or sectors of the economy perform differently than the overall market. Such different performance may, at times, be due to changes in the regulatory or competitive environment or in investor perception of a company or sector.

* IPO risk is the risk that a Portfolio will not be able to sustain the positive effect on performance that may result from investments in
  IPOs. Investments in IPOs can have a significant positive impact on the Portfolio's performance. The positive effect of investments of
  IPOs may not be sustainable because of a number of factors. The
  Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as a Portfolio grows.

* Large company risk is the risk that a portfolio of large
  capitalization company securities may underperform the market as a whole.

* Mid size company risk is the risk that equity securities of mid capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies'
  limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

* Small and micro cap company risk is the risk that equity securities of small and micro cap companies, respectively, are more susceptible to market volatility than larger companies due to more limited management, resources, product lines and available markets.  Such securities are also less frequently traded and more likely to experience wider price fluctuations, which could make them more difficult to sell.

* Currency risk is the risk that changes in foreign currency exchange rates will increase or decrease the value of foreign securities or the amount of income or gain received on such securities. A strong
  U.S. dollar relative to these other currencies will adversely affect the value of the Portfolio. Attempts by the Portfolio to minimize the effects of currency fluctuations through the use of foreign currency hedging transactions may not be successful or the Portfolio's hedging strategies may cause the Portfolio to be unable to take advantage of a favorable change in the value of foreign currencies.

* Foreign securities risk is the risk that the value of foreign companies or foreign government securities held by the Portfolio may be subject to greater volatility than domestic securities. Risks of foreign securities include, among other things:

    Political and Economic Risks. Investing in foreign
    securities is subject to the risk of political, social or
    economic instability in the country of the issuer of the
    security, the difficulty of predicting international trade patterns, the possibility of exchange controls,
    expropriation, limits on currency removal or
    nationalization of assets.

    Foreign Tax Risk. The Portfolio's income from foreign
    issuers may be subject to non-U.S. withholding taxes. In
    some countries, the Portfolio may be subject to taxes on
    trading profits and, on certain securities transactions,
    transfer or stamp duties. To the extent foreign income
    taxes are paid by the Portfolio, U.S. shareholders may be
    entitled to a credit or deduction for U.S. tax purposes.

    Foreign Investment Restriction Risk. Some countries,
    particularly emerging market countries, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or
    preclude investment in certain countries or may increase
    the cost of investing in securities of particular
    companies.

    Foreign Securities Market Risk. Securities of many foreign companies may be less liquid and their prices more volatile than securities of domestic companies. Securities of
    companies traded outside the U.S. may be subject to further risks due to the inexperience of local brokers and
    financial institutions, the possibility of permanent or
    temporary termination of trading, and greater spreads
    between bid and asked prices for securities. Foreign stock exchanges and brokers are subject to less governmental
    regulation, and commissions may be higher than in the U.S.
    In addition, there may be delays in the settlement of
    foreign stock exchange transactions.

* Emerging markets risk is the risk that the value of securities issued by companies located in emerging market countries may be subject to greater volatility than foreign securities issued by companies in developed markets. Risks of investing in foreign securities issued by companies in emerging market countries include, among other things, greater social, political and economic instability, lack of liquidity and greater price volatility due to small market size and low trading volume, certain national policies that restrict investment opportunities and the lack of legal structures governing private and foreign investments and private property.

Certain types of each Portfolio's authorized investments and strategies, such as foreign securities, junk bonds and derivative instruments, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant. For example, foreign investments may subject a Portfolio to restrictions on receiving the investment proceeds from a foreign country, to foreign taxes, and to potential difficulties in enforcing contractual obligations, as well as fluctuations in foreign currency values and other developments that may adversely affect a foreign country. Junk bonds pose a greater risk of nonpayment of interest or principal than higher-rated bonds. Derivative instruments may expose a Portfolio to greater volatility than an investment in a more traditional stock, bond or other security.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each
Portfolio's investments and the income it may generate will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the
Sub-Advisor's skill in selecting investments.

                      The Management of the Portfolios

Portfolio Management

The Portfolios are managed by Waddell & Reed Investment Management Company
(WRIMCO), subject to the authority of the Fund's Board of Directors.
WRIMCO and/or its predecessor have served as investment manager to the
Fund since its inception and to each of the registered investment companies in the Waddell & Reed Advisors Funds and Waddell & Reed InvestEd
Portfolios, Inc. since their inception. WRIMCO is located at 6300 Lamar
Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to
June 30, 2003, WRIMCO managed the Ivy Funds, Inc., which is currently managed by an affiliate of WRIMCO.

The investment sub-advisor of International II Portfolio is Templeton
Investment Counsel, LLC (Templeton Counsel), 500 East Broward Boulevard,
Fort Lauderdale, Florida  33394. Templeton Counsel provides investment advice to, and generally conducts the investment management program for,
International II Portfolio. Edgerton Tucker Scott III is primarily responsible for the management of International II Portfolio and has held his responsibilities for the Portfolio since its inception. Mr. Scott is
Vice President and Research Analyst, Templeton Counsel, and serves as the portfolio manager for International Stock Portfolio of Advantus
Series Fund, Inc. (Advantus).  Mr. Scott has been with the Templeton organization since 1996.

The investment sub-advisor of Micro Cap Growth Portfolio is Wall Street
Associates (WSA), La Jolla Financial Building, Suite 100, 1200 Prospect
Street, La Jolla, California  92037. WSA provides investment advice to, and generally conducts the investment management program for, Micro Cap
Growth Portfolio. William Jeffery, III, Kenneth F. McCain and David A.
Baratta are primarily responsible for the management of Micro Cap Growth
Portfolio and have held their responsibilities for the Portfolio since its inception. Messrs. Jeffery and McCain are Principals and Portfolio
Managers, WSA, and Mr. Baratta has been Principal and Portfolio Manager,
WSA, since June 1999 and, prior to that, Portfolio Manager and Executive
Vice President, Morgan Grenfell, Inc., New York, New York, from October
1994 to June 1999. Messrs. Jeffery, McCain and Baratta serves as the portfolio managers for Micro Cap Growth Portfolio of Advantus.

The investment sub-advisor of Small Cap Value Portfolio is State
Street Research & Management Company (State Street Research), One
Financial Center, Boston, Massachusetts  02111. The Sub-Advisor provides investment advice to, and generally conducts the investment management program for, Small Cap Value Portfolio. John Burbank, Paul Haagensen
and Caroline Evascu are primarily responsible for the management of Small
Cap Value Portfolio and have held their responsibilities for the
Portfolio since its inception. Mr. Burbank is Senior Vice President, State
Street Research and has been with State Street Research since 1987.
Mr. Haagensen has been Senior Vice President, State Street Research, since
2002 and, prior to that, Portfolio Manager and Senior Analyst, Putnam
Investments. Ms. Evascu has been Vice President, State Street Research, since 2001 and, prior to that, Vice President and Senior Analyst, SG Cowen
Asset Management, and research associate at Donaldson, Lufkin & Jenrette.
Messrs. Burbank and Haagensen serves as the portfolio managers, and
Ms. Evascu serves as the associate portfolio manager, of Small Company
Value Portfolio of Advantus.

Management and Other Fees

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

for International II Portfolio, 0.85% of net assets up to $1 billion,
0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over
$3 billion;

for Micro Cap Growth Portfolio, 0.95% of net assets up to $1 billion,
0.93% of net assets over $1 billion and up to $2 billion, 0.90% of net assets over $2 billion and up to $3 billion, and 0.86% of net assets over
$3 billion; and

for Small Cap Value Portfolio, 0.85% of net assets up to $1 billion,
0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over
$3 billion.

WRIMCO uses a portion of the management fees it receives from a Portfolio to pay that Portfolio's Sub-Advisor.

The Fund has adopted a Service Plan (Plan) pursuant to Rule 12b-1 of the
Investment Company Act of 1940, as amended. Under the Plan, each Portfolio may pay daily a fee to Waddell & Reed, Inc., an affiliate of WRIMCO and the Distributor of the Policies for which the Fund is the underlying investment vehicle, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate Waddell &
Reed, Inc. for amounts it expends in connection with the provision of personal services to Policyowners.

Because Rule 12b-1 fees are paid out of the Portfolios' assets on an on-going basis, over time this may increase the cost of the purchaser's investment and may cost the shareholder more than paying other types of sales charges.

                         PURCHASES AND REDEMPTIONS

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their net asset value (NAV) per share next determined after receipt of the order to purchase from the Participating Insurance Company. No sales charge is required to be paid by the Participating Insurance Company for purchase of shares.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance
Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

* the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or trading on the NYSE is restricted

* the Securities and Exchange Commission has determined that a state of emergency exists which may make payment or transfer not reasonably practicable

* the Securities and Exchange Commission has permitted suspension of the right of redemption of shares for the protection of the security holders of the Fund

* applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly management of portfolio securities could be disrupted to the potential detriment of Policyowners.

                              NET ASSET VALUE

In the calculation of the NAV per share of each Portfolio:

* The securities in the Portfolio that are listed or traded on an exchange are valued primarily using market prices.

* Bonds are generally valued according to prices quoted by an independent pricing service.

* Short-term debt securities are valued at amortized cost, which approximates market value.

* Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of
  Directors.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, typically 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

Each Portfolio may invest in securities listed on foreign exchanges, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Portfolio's shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares. When market quotations are not readily available, securities, options, futures contracts and other assets are valued at fair value in a manner determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors.
Similarly, if events materially affecting the value of foreign investments occur prior to the close of the regular session of trading on the NYSE, but after the time their values are otherwise determined, such investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors.

                        DIVIDENDS AND DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment income and net capital gains each year.

Dividends from investment income for each of International II Portfolio,
Micro Cap Growth Portfolio and Small Cap Value Portfolio will usually be declared and paid annually in December. Dividends declared for a particular day are paid to shareholders of record on the prior business day. However, dividends declared for Saturday and Sunday are paid to shareholders of record on the preceding Thursday. Dividends from the
Portfolios usually are declared and paid annually in December in additional full and fractional shares of that Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term or short-term capital gains of a Portfolio, if any, are declared and paid annually in December in additional full and fractional shares of the Portfolio.

You will find information in the SAI about Federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Participating
Insurance Companies and their separate accounts, no discussion is included here as to the Federal income tax consequences to the Portfolios'
shareholders. For information concerning the Federal tax consequences to
Policyowners, see the applicable prospectus for the Policy. Prospective investors are urged to consult with their tax advisers.

Financial Highlights

None of the Portfolios has been in operation prior to the date of this
Prospectus; therefore, no financial highlights are provided in this section.

W&R TARGET FUNDS, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas  66201-9217

PROSPECTUS

Custodian
 UMB Bank, n. a.
 928 Grand Boulevard
 Kansas City, Missouri 64106

Legal Counsel
 Kirkpatrick & Lockhart LLP
 1800 Massachusetts Avenue NW
 Washington, D. C. 20036

Independent Auditors
 Deloitte & Touche LLP
 1010 Grand Boulevard
 Kansas City, Missouri 64106-2232

Investment Manager
 Waddell & Reed Investment Management Company
 6300 Lamar Avenue
 P. O. Box 29217
 Shawnee Mission, Kansas 66201-9217
 913-236-2000
 888-WADDELL

Investment Sub-Advisors
 Templeton Investment Counsel, LLC
 500 East Broward Boulevard
 Fort Lauderdale, Florida  33394

 Wall Street Associates
 La Jolla Financial Building, Suite 100
 1200 Prospect Street
 La Jolla, California  92037

 State Street Research & Management Company
 One Financial Center
 Boston, Massachusetts  02111

Accounting Services Agent
 Waddell & Reed Services Company
 6300 Lamar Avenue
 P. O. Box 29217
 Shawnee Mission, Kansas 66201-9217
 913-236-2000
 888-WADDELL

Our INTERNET address is:
 http://www.waddell.com

W&R Target Funds, Inc.
PROSPECTUS

You can get more information about the Portfolios in--

    * the  Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the
      Prospectus and the SAI. The Portfolios' current SAI is on file with the Securities and Exchange Commission (SEC), and it is
      incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

To request a copy of the current SAI, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the Portfolios' SAI may also be requested at request@waddell.com.

Information about the Portfolios and the Fund (including the current SAIs and the Fund's most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at
publicinfo@sec.gov, by writing the SEC's Public Reference Section,
Washington, D.C. 20549-0102, or from the SEC's Public Reference Room in
Washington, D.C. You can find out about the operation of the Public
Reference Room and applicable copying charges by calling 202-942-8090.

The Fund's SEC file number is:  811-5017.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL